RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

11. RELATED PARTY BALANCES AND TRANSACTIONS

The Group accounts for related party transactions based on various services agreements. Below summarizes the major related parties and their relationships with the Group, and the nature of their services provided to/by the Group:

Name of related parties	Relationship with the Group	Major transaction with the Group
Beijing Jiufu Weiban Technology Limited (“9F Weiban”)	Equity method investee (until January 2019)	Consulting services and related party loans
Beijing WeCash Qiyi Technology Limited (“WeCash Qiyi”)	Equity method investee (until February 2018)	Borrower acquisition and referral services
Huoerguosi Wukong Digital Technology Limited (“Huoerguosi”)	Entity controlled by Sun, Lei (until November 2018)	Advertising services
WeCash Xiangshan Information Technology Limited (“WeCash Xiangshan”)	Subsidiary of equity method investee	Credit inquiry services
Shenzhen Boya	Equity method investee (until May 2019)	Borrower acquisition and referral services
Kashi Boya Chengxin Internet Technology Limited (“Kashi Boya”)	Subsidiary of equity method investee (until May 2019)	Borrower acquisition and referral services
Shenzhen Lingxian	Equity method investee (until December 2019)	Prepayment for merchandise
Shanghai Jiutai Financial Information Services Limited (“Shanghai Jiutai”)	Entity controlled by Liu, Lei	Related party loan
CSJ Golden Bull	Equity method investee	Investors acquisition, referral services, and related party loan
Beijing Shunwei Wealth Technology Limited (“Beijing Shunwei”)	Equity method investee (until June 2019)	Borrower acquisition and referral services
Beijing Jiujia Wealth Management Limited (“Beijing Jiujia”)	Equity method investee (until January 2018)	Investors acquisition and referral services and related party loan
Yoquant	Equity method investee (until January 2019)	Consulting services
Zhejiang Lingchuang Food Limited	Subsidiary of equity method investee (until December 2019)	Deposit
Qu, Jiachun	Principal shareholder of the Group	Related party loan

Ren, Yifan	Director of the Group	Related party loan
Liu, Lei	President	Related party loan
Zhuhai Hengqin Flash Cloud Payment Information Technolgy Limited (“Zhuhai Hengqin Payment”)	Entity controlled by Sun, Lei	Payment processing service
Huoerguosi Flash Cloud Payment Information Technology Limited (“Huoerguosi Payment”)	Entity controlled by Sun, Lei	Payment processing service
Nanjing Lefang	Investee with significant influence	Borrower acquisition and referral services purchased by the Group, consulting service provided to Nanjing Lefang by the Group, and related party loan.
Shanghai Qiuzhi Information Technology Limited("Shanghai Qiuzhi")	Equity method investee(from May 2019)	Borrower acquisition and referral services
Beijing Jiuzao Technology Limited("Beijing Jiuzao")	Entity controlled by Sun, Lei(from December 2019)	Borrower acquisition and referral services

Hangzhou Shuyun Gongjin Technology Limited("Hangzhou Shuyun")	Entity controlled by Sun, Lei	Credit inquiry services
Chen, Lixing	Vice President	Related party loan
Nine F Capital Limited (“Nine F”)	Entity owned by Lei, Sun	Related party loan
Lin, Yanjun	Chief Financial Officer of the Group	Related party loan
Sun, Lei	Chief Executive Officer of the Group	Related party loan

Details of related party balances and transactions as of and for the years ended December 31, 2017, 2018 and 2019 are as follows:

(1)	Services provided by related parties

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Consulting services:
9F Weiban	944	—	—
Investors and borrower acquisition and referral services:
Beijing Jiujia	334,309	9,965	—
WeCash Qiyi	3,892	—	—
Beijing Shunwei	5,283	5,133	1,221
Kashi Boya	73,575	—	—
Shenzhen Boya	—	9,781	4,696
Beijing Jiuzao	—	—	7,257
Nanjing Lefang	—	12,890	29,476
Shanghai Qiuzhi	—	—	120
Subtotal	417,059	37,769	42,770
Credit inquiry services:
WeCash Xiangshan	4,034	427	—
Hangzhou Shuyun	—	—	5,925
Subtotal	4,034	427	5,925
Payment processing service:
Zhuhai Hengqin Payment	20,048	17,808	9,175
Huoerguosi Payment	56,620	20,504	—
Subtotal	76,668	38,312	9,175
Others	116	261	20
Total	498,821	76,769	57,890

(2)	Services provided to related parties

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Beijing Shunwei	3	3,941	—
Nanjing Lefang	—	26,386	1,994
Shanghai Qiuzhi	—	—	99
Shenzhen Boya	—	—	6
Kashi Boya	—	4,495	—
Others	78	179	—
Total	81	35,001	2,099

(3)	Amounts due from related parties

	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Nine F(i)	—	137,510	—
Beijing Shunwei	4,214	5,378	—
Beijing Jiujia	11,350	—	—
9F Weiban	2,050	2,050	—
Huoerguosi	9	—	—
Liu, Lei	620	—	—
Shanghai Jiutai	2,113	—	—
Lin, Yanjun	—	200	—
Chen, Lixing	—	100	—
Nanjing Lefang	—	900	50,000
Shenzhen Lingxian	—	20	—
Sun Lei	—	115	—
Total	20,356	146,273	50,000

(i)

On April 20, 2018, the Company extended a loan to Nine F of US$20 million with term of 3 years and an interest rate equals US dollar deposit rate for the same period as published by Bank of China. The purpose of the loan is to finance the purchase by Lei Sun of the ordinary shares of 9F Inc. from Yifan Ren, one of the Founders of the Company. The loan has been fully repaid in August, 2019.

(4)	Amounts due to related parties

	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Zhuhai Hengqin Payment	2,523	716	3,125
Huoerguosi Payment	26,372	6,437	—
Beijing Jiujia	2,658	—	—
WeCash Qiyi	516	—	—
Qu, Jiachun	300	300	—
Ren, Yifan	700	700	—
Zhejiang Lingchuang Food Limited	—	10	—
Nanjing Lefang	—	2,960	18,474
Beijing Shunwei	—	338	—
Shenzhen Boya	—	3,245	—
Hangzhou Shuyun	—	—	883
Beijing Jiuzao	—	—	7,300
Shanghai Qiuzhi	—	—	120
Total	33,069	14,706	29,902